Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss) attributable to shareholders of Sinovac	$ (99,918)	$ 113,866	$ 8,467,480
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	0	0	7,735
Changes in:
- Prepaid expenses and other receivables	3,265	22,519	(143,324)
- Accrued expenses and other payables	109,430	(86,860)	720,858
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	676	0	1,033
Investing activities
Cash and cash equivalents, beginning of year	4,278,124	11,608,855
Cash and cash equivalents, end of year	1,270,131	4,278,124	11,608,855
Parent Company
Operating activities
Net income (loss) attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	0	0	7,735
Equity earnings of subsidiaries, net of tax	91,318	(122,500)	(8,482,286)
Changes in:
- Amount due from subsidiaries	8,366	(40)	62,686
- Prepaid expenses and other receivables	150	1,176	795
- Amount due to subsidiaries	3,539	(2,573)	507
- Accrued expenses and other payables	(1,084)	(11,162)	11,544
Net cash (used in) provided by operating activities	2,371	(21,233)	68,461
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	676	0	1,032
Net cash provided by financing activities	676	0	1,032
Investing activities
- Purchase of short-term investments	(97,936)	0	0
Net cash provided by investing activities	(97,936)	0	0
(Decrease) increase in cash and cash equivalents	(94,889)	(21,233)	69,493
Cash and cash equivalents, beginning of year	104,926	126,159	56,666
Cash and cash equivalents, end of year	$ 10,037	$ 104,926	$ 126,159